Recent Accounting Pronouncements	12 Months Ended
Sep. 30, 2011
Recent Accounting Pronouncements
Recent Accounting Pronouncements

Note 17—Recent Accounting Pronouncements

The FASB issued guidance (Accounting Standards Update ("ASU") 2010-20) regarding disclosures about the credit quality of financing receivables including loans and the allowance for credit losses. This guidance requires more information about the credit quality of financing receivables in the disclosures to financial statements, such as aging information and credit quality indicators. Both new and existing disclosures must be disaggregated by portfolio segment or class. The disaggregation of information is based on how a company develops its allowance for credit losses and how it manages its credit exposure. The adoption of this new standard did not have a material impact on the Company's consolidated financial statements.

In January 2011, the FASB issued guidance (ASU No. 2011-01) which indefinitely deferred disclosures about troubled debt restructurings. In April 2011, the FASB issued guidance (ASU No. 2011-02) which provides additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring within the scope of ASC Subtopic 310-40, Receivables – Troubled Debt Restructurings by Creditors. ASU 2011-02 changed the effective date of the disclosures from "indefinite" to interim and annual periods beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption. The adoption of this guidance did not affect the Company's consolidated financial position or results of operations.

The FASB issued guidance (ASU 2009-16) amending the Accounting Standards Codification to improve financial reporting by eliminating the exceptions for qualifying special-purpose entities from the consolidation guidance and the exception that permitted sale accounting for certain mortgage securitizations when a transferor has not surrendered control over the transferred financial assets. In addition, the amendments require enhanced disclosures about the risks that a transferor continues to be exposed to because of its continuing involvement in transferred financial assets. Comparability and consistency in accounting for transferred financial assets will also be improved through clarifications of the requirements for isolation and limitations on portions of financial assets that are eligible for sale accounting. This guidance was effective at the start of our fiscal year beginning after October 1, 2010. The adoption of this guidance has not had any impact on the Company's consolidated financial statements, but may have an impact in future periods.

The FASB issued Accounting Standards Update (ASU) No. 2011-05 Comprehensive Income, which has eliminated the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and will require it be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This ASU will be applied retrospectively for public entities, effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this new standard is not expected to have a material impact on the Company's consolidated financial statements.